Financial risk management - Derivatives and Hedging (Details) € in Millions, £ in Millions, $ in Millions				12 Months Ended
	May 15, 2024	May 15, 2022	Jul. 29, 2021	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)	Nov. 08, 2022 USD ($)	Nov. 08, 2022 EUR (€)	Nov. 07, 2022 USD ($)	Nov. 07, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Repayment of current borrowings in future years				$ 7.0		€ 8.7
Hedges of net investment in foreign operations
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss					€ 0.0	0.0
Foreign exchange forward contract | Derivative financial instruments | EUR/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of forward currency contracts					4.4	17.5
Notional amount								€ 288.6							€ 343.6
Change in fair value of outstanding hedging instruments					6.2	(26.3)
Weighted average hedged rate of outstanding hedging instruments				109.00%				109.00%	109.00%					120.00%	120.00%	120.00%
Foreign exchange forward contract | Derivative financial instruments | GBP/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of forward currency contracts					2.0	1.2
Notional amount								€ 44.3							€ 58.4
Change in fair value of outstanding hedging instruments					(6.7)	(0.5)
Weighted average hedged rate of outstanding hedging instruments				130.00%				130.00%	130.00%					138.00%	138.00%	138.00%
Foreign exchange forward contract | Derivative financial instruments | GBP/EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of forward currency contracts					6.4	(6.7)
Notional amount								€ 194.9							€ 244.7
Change in fair value of outstanding hedging instruments					(9.0)	12.0
Weighted average hedged rate of outstanding hedging instruments				116.00%				116.00%	116.00%					115.00%	115.00%	115.00%
Foreign exchange forward contract | Derivative financial instruments | SEKEUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of forward currency contracts					2.4	0.5
Notional amount								€ 58.2							€ 70.4
Change in fair value of outstanding hedging instruments					(4.4)	(0.9)
Weighted average hedged rate of outstanding hedging instruments				9.00%				9.00%	9.00%					10.00%	10.00%	10.00%
Foreign exchange forward contract | Derivative financial instruments | SEK/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of forward currency contracts					0.5	0.1
Notional amount								€ 9.8							€ 4.5
Change in fair value of outstanding hedging instruments					(0.6)	13.5
Weighted average hedged rate of outstanding hedging instruments				10.00%				10.00%	10.00%					11.00%	11.00%	11.00%
Foreign exchange forward contract | Derivative financial instruments | Other currencies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of forward currency contracts					0.5	0.3
Notional amount								€ 45.9							€ 96.4
Change in fair value of outstanding hedging instruments					(0.6)	0.6
Weighted average hedged rate of outstanding hedging instruments														0.00%	0.00%	0.00%
Interest rate swap contract | Cash flow hedges | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount								€ 130.0
Maturity date of cross currency interest rate swaps	Oct. 10, 2027
Change in fair value of outstanding hedging instruments					(0.2)
Weighted average hedged rate of outstanding hedging instruments				6.70%				6.70%	6.70%
Change in value of hedged item					(0.2)
Interest rate swaps								€ (0.2)
Cross currency interest rate swap | Cash flow hedges | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maturity date of cross currency interest rate swaps (GBP)			Jul. 29, 2021
Maturity date of cross currency interest rate swaps	Oct. 10, 2027	May 15, 2024
Change in fair value of outstanding hedging instruments					(36.0)	68.9
Weighted average hedged rate of outstanding hedging instruments				100.00%				100.00%	100.00%
Change in value of hedged item					36.0	(69.6)
Average price of hedging instrument														1.11	1.11	1.11
Carrying amount of cross currency interest rate swaps								€ (56.6)							€ (20.6)
Cross currency interest rate swap | Hedges of net investment in foreign operations | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in fair value of outstanding hedging instruments					0.0	(12.9)
Weighted average hedged rate of outstanding hedging instruments				0.00%				0.00%	0.00%					119.00%	119.00%	119.00%
Change in value of hedged item					0.0	12.9
Carrying amount of cross currency interest rate swaps								€ 0.0							€ 0.0
Forward foreign exchange and currency swap contract | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on change in fair value of derivatives					0.2	(0.6)	€ 2.4
Forward foreign exchange and currency swap contract | Foreign exchange swap
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on change in fair value of derivatives					€ (0.1)	€ (14.3)	€ (3.2)
Senior USD Debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount				$ 700.0				€ 656.7		$ 700.0	€ 700.6	$ 906.8		$ 916.4
Reserve of cash flow hedges, continuing hedges											35.2		€ 45.6
Senior GBP Debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount | £									£ 0.0							£ 0.0
Senior EUR Debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount											€ 130.0